UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian S. Posner
Title:    Managing Member
Phone:   (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner             New York, New York              8/05/04
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $162,834
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number               Name

1.   28- 10529                          Hygrove Capital Fund (QP) LP
2.   28- 10530                          Hygrove Partners, LLC

FORM 13F INFORMATION TABLE


COLUMN 1                               COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7  COLUMN 8

                                        TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETN  MGRS  SOLE    SHARED  NONE
--------------                          --------        -----      --------  -------  --- ----  --------  ----  ----    ------  ----
ACXIOM CORP                             Common Stock    005125109  4,966     200,000  SH        Sole      1,2   200,000  0       0
ADVANCED FIBRE COMMUNICATION            Common Stock    00754a105  2,121     105,000  SH        Sole      1,2   105,000  0       0
ALLIANT TECHSYSTEMS INC                 Common Stock    018804104  5,732      90,500  SH        Sole      1,2    90,500  0       0
ALLTEL CORP                             Common Stock    020039103  3,285      64,900  SH        Sole      1,2    64,900  0       0
AMIS HOLDINGS INC                       Common Stock    031538101  2,792     165,000  SH        Sole      1,2   165,000  0       0
ANCHOR GLASS CONTAINER CORP             Common Stock    03304b300  4,059     300,000  SH        Sole      1,2   300,000  0       0
ARAMARK CORP                            Class B         038521100  4,026     140,000  SH        Sole      1,2   140,000  0       0
ARCH CAPITAL GROUP                      ORD             G0450A105  5,184     130,000  SH        Sole      1,2   130,000  0       0
BANK ONE CORP                           Common Stock    06423a103  2,040      40,000  SH        Sole      1,2    40,000  0       0
BP PLC                                  Sponsored ADR   055622104  8,968     167,400  SH        Sole      1,2   167,400  0       0
COOPER CAMERON CORP                     Common Stock    216640102  4,748      97,500  SH        Sole      1,2    97,500  0       0
GARTNER INC                             Class A         366651107  2,678     202,600  SH        Sole      1,2   202,600  0       0
GERDAU SA                               Common Stock    373737105  1,444     379,000  SH        Sole      1,2   379,000  0       0
GRANT PRIDECO INC                       Common Stock    38821g101  4,615     250,000  SH        Sole      1,2   250,000  0       0
HARSCO CORP                             Common Stock    415864107  2,350      50,000  SH        Sole      1,2    50,000  0       0
IAC/INTERACTIVE CORP                    Common Stock    45840q101  5,907     196,000  SH        Sole      1,2   196,000  0       0
INTERNATIONAL STEEL GROUP INC           Common Stock    460377104  2,826      95,000  SH        Sole      1,2    95,000  0       0
INTERNET SEC SYS INC                    Common Stock    46060x107  3,135     204,400  SH        Sole      1,2   204,400  0       0
IPASS INC                               Common Stock    46261V108  4,310     407,000  SH        Sole      1,2   407,000  0       0
KRISPY KREME DOUGHNUTS                  Common Stock    501014104    382      20,000  SH        Sole      1,2    20,000  0       0
L-3 COMMUNICATIONS HLDS INC             Common Stock    502424104  5,925      88,700  SH        Sole      1,2    88,700  0       0
LEHMAN BROS HLDGS INC                   Common Stock    524908100  6,208      82,500  SH        Sole      1,2    82,500  0       0
MACROMEDIA INC                          Common Stock    556100105  1,719      70,000  SH        Sole      1,2    70,000  0       0
MATTELL INC                             Common Stock    577081102  4,672     256,000  SH        Sole      1,2   256,000  0       0
MENTOR GRAPHICS CORP                    Common Stock    587200106  3,611     105,300  SH        Sole      1,2   105,300  0       0
MERCK & CO                              Common Stock    589331107  3,325      70,000  SH        Sole      1,2    70,000  0       0
MICROSOFT CORP                          Common Stock    594918104  5,712     200,000  SH        Sole      1,2   200,000  0       0
MUELLER INDUSTRIES INC                  Common Stock    624756102  3,294      92,000  SH        Sole      1,2    92,000  0       0
NETIQ CORP                              Common Stock    64115p102  2,730     206,800  SH        Sole      1,2   206,800  0       0
NEWFIELD EXPL CO                        Common Stock    651290108  4,459      80,000  SH        Sole      1,2    80,000  0       0
NETWORKS ASSOCS INC                     Common Stock    640938106  5,004     276,000  SH        Sole      1,2   276,000  0       0
NOKIA CORP                              Sponsored ADR   654902204  2,293     157,700  SH        Sole      1,2   157,700  0       0
PHELPS DODGE CORP                       Common Stock    717265102  2,868      37,000  SH        Sole      1,2    37,000  0       0
SIRIUS SATELLITE RADIO INC              Common Stock    82966U103    896     291,000  SH        Sole      1,2   291,000  0       0
ST PAUL TRAVELERS INC                   Common Stock    792860108  8,351     206,000  SH        Sole      1,2   206,000  0       0
TIME WARNER  INC                        Common Stock    887317105  4,144     235,700  SH        Sole      1,2   235,700  0       0
US STEEL CORP                           Common Stock    912909108  2,283      65,000  SH        Sole      1,2    65,000  0       0
WPP GROUP PLC                           Spon ADR New    929309300  2,541      49,600  SH        Sole      1,2    49,600  0       0
ZALE CORP NEW                           Common Stock    988858106  3,429     125,800  SH        Sole      1,2   125,800  0       0
ACXIOM AUG 22.5 PUTS                    PUTS            0051258tx  2,860     130,000  SH  P     Sole      1,2   130,000  0       0
GENERAL MOTORS JAN/05 50 PUTS           PUTS            3704458mj  3,667      85,000  SH  P     Sole      1,2    85,000  0       0
PLUM CREEK TIMBER NOV 30 PUTS           PUTS            7292518wf  1,695      54,000  SH  P     Sole      1,2    54,000  0       0
QQQ Sept 37 PUTS                        PUTS            6311019uk  1,710      49,000  SH  P     Sole      1,2    49,000  0       0
S&P Sept 1135 PUTS                      PUTS            6488169ug  2,644       2,400  SH  P     Sole      1,2     2,400  0       0
INTERNET SEC SYS INC. JULY 17.5 CALLS   CALLS           46060x9gw  1,226      80,000  SH  C     Sole      1,2    80,000  0       0

                                                                 162,834

03612.0001 #504010